Document and Entity Information	6 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Kibush Capital Corp
Entity Central Index Key	0001614466
Document Type	Other
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	Amendment No. 2
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	DLCR